Summary of Significant Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Allowance for doubtful accounts	¥ 557,073	¥ 710,168	¥ 210,146	¥ 142,256
Percentage of accounts receivable represent output VAT	6.00%